Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share-based Payment Arrangements Information

The following information is available for each plan:

	UNITED STATES DOLLAR
	2017		2016		2015
	Continuing operations	Discontinued operations	Continuing operations	Discontinued operations	Continuing operations	Discontinued operations
(a) Gold Fields Limited 2005 Share Plan	—	—	—	—	—	—
(b)(i) Gold Fields Limited 2012 Share Plan
- Performance shares	—	—	1.9	—	8.0	0.2
- Bonus shares	—	—	—	—	2.7	—
(b)(ii) Gold Fields Limited 2012 Share Plan amended
- Performance shares	24.5	0.6	12.1	0.4	—	—
- Retention shares	2.1	—	—	—	—	—
- Restricted/Matching shares	0.2	—	—	—	—	—

Total included in profit or loss for the year	26.8	0.6	14.0	0.4	10.7	0.2

Summary of Movement of Share Options

The following table summarises the movement of share options under the Gold Fields Limited 2005 Share Plan during the years ended 31 December 2017, 2016 and 2015:

	2017		2016		2015
	Share appreciation rights (SARS)	Average instrument price (US$)	Share appreciation rights (SARS)	Average instrument price (US$)	Share appreciation rights (SARS)	Average instrument price (US$)
Outstanding at beginning of the year	530,611	7.39	1,025,178	6.03	1,818,261	7.89
Movement during the year:
Forfeited	(519,090)	7.75	(494,567)	5.27	(793,083)	7.34

Outstanding at end of the year (vested)	11,521	9.42	530,611	7.39	1,025,178	6.03

2017	2016		2015
	Performance shares (PS)	Performance shares (PS)	Performance shares (PS)	Bonus shares (BS)
Outstanding at beginning of the year	393,178	2,446,922	4,316,657	2,161,922
Movement during the year:
Granted	—	393,178	—	—
Exercised and released	—	(2,428,904)	(1,704,704)	(2,094,343)
Forfeited	(393,178)	(18,018)	(165,031)	(67,579)

Outstanding at end of the year	—	393,178	2,446,922	—

Summary of Share Based Payment Performance Condition

Performance condition	Weighting	Threshold	Target	Stretch and cap
Absolute total shareholder return (“TSR”)	33%	N/A – No vesting below target	Compounded cost of equity in real terms over three-year performance period	Compounded cost of equity in real terms over three-year performance period +6% per annum

Relative TSR	33%	Median of the peer group	Linear vesting to apply between median and upper quartile performance and capped at upper quartile performance

Free cash flow margin (“FCFM”)	34%	Average FCFM over performance period of 5% at a gold price of $1,300/oz – margin to be adjusted relative to the actual gold price for the three-year period	Average FCFM over performance period of 15% at a gold price of $1,300/oz – margin to be adjusted relative to the actual gold price for the three-year period	Average FCFM over performance period of 20% at a gold price of $1,300/oz – margin to be adjusted relative to the actual gold price for the three-year period

Summary of Vesting Profile

The vesting profile will be as follows:

Performance condition	Threshold	Target	Stretch and cap
Absolute TSR[1,4]	0%	100%	200%
Relative TSR[1,3,4]	0%	100%	200%
FCFM[2]	0%	100%	200%

1	Absolute TSR and relative TSR: Linear vesting will occur between target and stretch (no vesting occurs for performance below target).
2	FCFM: Linear vesting will occur between threshold, target and stretch.
3	The peer group consists of 10 companies: AngloGold Ashanti, Goldcorp, Barrick, Eldorado Gold, Randgold, Yamana, Agnico Eagle, Kinross, Newmont and Newcrest.
4

TSR will be calculated as the compounded annual growth rate (“CAGR”) of the TSR index between the average of the 60 trading days up to the first day of the performance period and the average of the 60 trading days up to the last day of the performance period. TSR will be defined as the return on investing in ordinary shares in the Company at the start of the performance period, holding the shares and reinvesting the dividends received on the portfolio in Gold Fields shares over the performance period. The USD TSR index, provided by external service providers will be based on the US$ share price.

Summary of Movement of Share Options Under Gold Fields Limited 2012 Share Plan

The following table summarises the movement of share options under the Gold Fields Limited 2012 Share Plan as amended in 2016 during the years ended 31 December 2017 and 2016:

	2017	2016
	Performance shares (PS)	Performance shares (PS)
Outstanding at beginning of the year	8,138,472	—
Movement during the year:
Granted	11,744,152	8,196,037
Exercised and released	(34,827)	—
Forfeited	(1,568,667)	(57,565)

Outstanding at end of the year	18,279,130	8,138,472

Summary of Fair Value of Equity Instruments Granted

	2017	2016
The fair value of equity instruments granted during the year ended 31 December 2017 and 2016 were valued using the Monte Carlo simulation model:
Monte Carlo simulation
Performance shares
This model is used to value the performance shares. The inputs to the model for options granted during the year were as follows:
- weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	64.3%	58.1%
- expected term (years)	3 years	3 years
- dividend yield[1]	n/a	n/a
- weighted average three-year risk free interest rate (based on US interest rates)	1.6%	0.5%
- weighted average fair value (United States dollars)	4.2	2.6

1	There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.

Summary of Information Relating to the Options and Equity - Settled Instruments

The following table summarises information relating to the options and equity-settled instruments under all plans outstanding at 31 December 2017, 2016 and 2015:

	2017			2016			2015
Range of exercise prices for outstanding equity instruments (US$)	Number of instruments	Price (US$)	Contractual life (years)	Number of instruments	Price (US$)	Contractual life (years)	Number of instruments	Price (US$)	Contractual life (years)
n/a*	18,279,130	—	—	8,531,650	—	—	2,446,922	—	—
4.28 - 6.06	—	—	—	—	—	—	448,296	5.03	0.22
6.07 - 7.84	—	—	—	3,835	6.79	0.50	33,641	5.86	0.60
7.85 - 9.62	—	—	—	515,255	7.37	0.34	531,720	6.84	1.35
9.63 - 11.40	11,521	9.42	—	11,521	8.44	1.00	11,521	7.84	2.01

Total outstanding at end of the year	18,290,651			9,062,261			3,472,100

* Restricted shares (“PVRS”) are awarded for no consideration.
Weighted average share price during the year on the Johannesburg Stock Exchange (US$)	3.76			4.29			3.55